UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2014

Item 1. Report to Stockholders.

McKINLEY DIVERSIFIED INCOME FUND
Institutional Shares (Ticker: MCDNX)
Investor Shares (Ticker: MCDRX)

McKINLEY NON-U.S. CORE GROWTH FUND
Y Class (Ticker: MCNUX)

ANNUAL REPORT

November 30, 2014

Table of Contents

Shareholder Letter	2
Asset/Sector Allocations	5
Expense Examples	6
Performance Charts and Analysis	8
Schedules of Investments	11
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	38
Trustees and Executive Officers	39
Additional Information	42
Privacy Notice	45

January 2, 2015

Re:  Performance for the Annual Period Ending November 30, 2014

Dear Shareholder,

McKinley Capital Management, LLC (“McKinley Capital”) is pleased to release the 2014 shareholder report for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (the “Funds”).  Founded in 1990, McKinley Capital is an Alaska-based investment management company with $7.3 billion under management as of November 30, 2014.  McKinley Capital was ranked as the 248th largest money manager in the world (as ranked by total worldwide institutional assets under management, in millions, as of December 31, 2013) by Pension and Investments in its May 26, 2014 issue.

The Diversified Income Fund is a diversified benchmark-agnostic portfolio with a goal of producing substantial current income and long-term capital appreciation.  The Non-U.S. Core Growth Fund is benchmarked against the MSCI All Country World ex-US Index-Net Dividend and has a goal of achieving long-term capital appreciation.  Both funds use a bottom-up investment process.

Market Review

After a very strong year in 2013, global equity markets entered 2014 with broad expectations that interest rates would continue the increase that began in May 2013.  Mixed economic data and a disappointing employment report stirred uncertainty in the United States.  Concerns over China and other emerging market countries caused a sell-off in those countries which spread to the United States and other developed markets.  Starting in February, global equity markets rallied and ended the first quarter of 2014 with slightly positive performance of 1.21% as measured by the MSCI All Country World index.  In the United States, the Federal Reserve remained in the spotlight as Janet Yellen officially became its chairwoman, succeeding Ben Bernanke.  The market perceived the transition as smooth.  On the geopolitical front, uncertainty regarding the crisis in Ukraine contributed to volatility.  Emerging markets had a difficult start to the year as outflows during the first quarter surpassed total 2013 inflows, and there were continued concerns about slower growth in China.

Economic and political uncertainty contributed to several spikes in the volatility of equity markets and economic weakness outside the United States contributed to a dramatic decline in the price of oil from June through the end of the year.  These events created a flight to safety for most of 2014 where long term rates for U.S. Treasuries dropped by 30% while higher yielding securities struggled.

Fund Performance

For the fiscal year ending November 30, 2014, the Diversified Income Fund’s Investor Class Shares had a return of 6.86% and the Institutional Class Shares had a return of 7.09%.  On a security type basis, Business Development Companies (“BDC”), foreign stocks and American Depositary Receipts

(“ADRs”) detracted from performance.  U.S. Common Stocks, Real Estate Investment Trusts (“REIT”) and Master Limited Partnerships (“MLP”) securities provided positive performance.  Negative contributions to return were generated by companies such as SeaDrill Ltd.  (foreign stock and ADR), Vale SA (foreign stock and ADR) and Linn Energy LLC (MLP).  Positions in NorthStar Realty Finance Corp. (REIT), Vector Group Ltd. (U.S. Common Stock) and AstraZeneca Plc (foreign stock and ADR) positively impacted the Diversified Income Fund.

On April 30, 2014, McKinley Capital launched the Non-U.S. Core Growth Fund.  From April 30, 2014 to November 30, 2014, the Non-U.S. Core Growth Fund outperformed the MSCI All Country World ex-US Index – Net Dividend by 2.47% (0.40% vs. -2.07%).  On a sector basis, Information Technology, Health Care and Utilities detracted from performance while Consumer Discretionary, Financials and Telecommunication Services contributed positively to performance.  On a country basis, Hong Kong, Italy and Sweden detracted from performance while the United Kingdom, Japan and Canada were positive contributors.  Negative contributions to return were generated by companies such as Sasol Ltd.  (Energy, South Africa), Vestas Wind Systems (Industrials, Denmark) and UnipolSai SpA (Financials, Italy).  Positions in Canadian National Railway Co. (Industrials, Canada), Bank of China Ltd. (Financials, China) and Anta Sports Products Ltd. (Consumer Discretionary, China) positively impacted the portfolio.

Outlook

McKinley Capital believes that the recent pullback in high dividend securities and recent volatility could provide attractive opportunities for the Diversified Income Fund.  For the Non-U.S. Core Growth Fund, McKinley Capital sees improving opportunities in South Africa, Indonesia and Switzerland and in Consumer Discretionary, Financials and Industrials securities.  McKinley Capital believes there are relatively fewer opportunities in Germany, Spain and France and in Materials, Consumer Staples and Utilities.

McKinley Capital appreciates your support and will continue to focus its efforts on producing high current income and capital appreciation.

Sincerely,

Robert B. Gillam
President and Chief Executive Officer
McKinley Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks than domestic securities.  Foreign securities differ in accounting methods.  These risks are greater for investments in emerging markets.  The Funds invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Funds in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investing in Master Limited Partnerships (“MLPs”) entail risks related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide tax efficiencies that make MLPs attractive investment structures.  Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks.  The value of the Funds’ investments in Real Estate Investment Trusts (“REITs”) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Funds invest.  The Funds may invest in other investment companies such as Exchange Traded Funds (“ETFs”) and closed-end funds and investors will indirectly bear such funds principal risks and its share of such funds fees and expenses.  Shareholders will pay higher expenses than they would if they invested directly in the underlying funds.  Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share and may have limited market liquidity.  ETF shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index.  In addition, trading may be halted by the exchange in which an ETF trades, which may impact the Funds’ ability to sell its shares of an ETF.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund Holdings are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments for additional information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The MSCI All Country World ex-US Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries.  With 1,839 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.  The MSCI All Country World Index captures large and mid cap representation across 23 DM and 23 EM countries.  With 2,470 constituents, the index covers approximately 85% of the global investable equity opportunity set.  One cannot invest directly in an index.

McKinley Capital Management LLC is the Adviser to the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund and both Funds are distributed by Quasar Distributors LLC.

MCKINLEY DIVERSIFIED INCOME FUND

ASSET ALLOCATION at November 30, 2014 (Unaudited)

*	Includes liabilities in excess of other assets.
**	Included in Common Stocks on the Schedule of Investments.

MCKINLEY NON-U.S. CORE GROWTH FUND

SECTOR ALLOCATION at November 30, 2014 (Unaudited)

*	Includes other assets in excess of liabilities.

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLE For the Six Months Ended November 30, 2014 (Unaudited)

As a shareholder of the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 – 11/30/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLE For the Six Months Ended November 30, 2014 (Unaudited) (Continued)

shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

McKinley Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	6/1/14	11/30/14	6/1/14 – 11/30/14*
Institutional Class Actual	$1,000.00	$ 982.80	$5.96
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.05	$6.07
Investor Class Actual	$1,000.00	$ 981.70	$7.20
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.80	$7.33

*
Expenses are equal to the McKinley Diversified Income Fund’s expense ratios for the most recent six-month period of 1.20% and 1.45% (fee waivers in effect) for Institutional and Investor Classes, respectively, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

McKinley Non-U.S. Core Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	6/1/14	11/30/14	6/1/14 – 11/30/14**
Actual	$1,000.00	$ 978.60	$4.22
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.81	$4.31

**
Expenses are equal to the McKinley Non-U.S. Core Growth Fund’s expense ratio for the most recent six-month period of 0.85% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

MCKINLEY DIVERSIFIED INCOME FUND – INSTITUTIONAL CLASS

McKinley Diversified Income Fund – Institutional Class
Value of $100,000 vs. Dow Jones Utility Average & S&P 500® Index

Average Annual Returns	One	Since Inception
Year Ended November 30, 2014	Year	(3/27/2013)
McKinley Diversified Income Fund – Institutional Class	7.09%	7.26%
Dow Jones Utility Average	27.89%	15.43%
S&P 500® Index	16.86%	20.60%

This chart illustrates the performance of a hypothetical $100,000 investment made on March 27, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The Dow Jones Utility Average is a price-weighted average of 15 utility companies that are listed on the New York stock exchange and are involved in the production of electrical energy.  The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One can not invest directly in an index.

MCKINLEY DIVERSIFIED INCOME FUND – INVESTOR CLASS

McKinley Diversified Income Fund – Investor Class
Value of $10,000 vs. Dow Jones Utility Average & S&P 500® Index

Average Annual Returns	One	Since Inception
Year Ended November 30, 2014	Year	(3/27/2013)
McKinley Diversified Income Fund – Investor Class	6.86%	7.02%
Dow Jones Utility Average	27.89%	15.43%
S&P 500® Index	16.86%	20.60%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 27, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The Dow Jones Utility Average is a price-weighted average of 15 utility companies that are listed on the New York stock exchange and are involved in the production of electrical energy.  The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One can not invest directly in an index.

MCKINLEY NON-U.S. CORE GROWTH FUND

McKinley Non-U.S. Core Growth Fund
Value of $40,000,000 vs. MSCI® All Country World Index Ex-USA (Net)

Performance Information	Since Inception
Period Ended November 30, 2014	(4/30/14)
McKinley Non-U.S. Core Growth Fund	0.40%
MSCI® All Country World Index Ex-USA (Net)	(2.07)%

This chart illustrates the performance of a hypothetical $40,000,000 investment made on April 30, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The MSCI® All Country World Index Ex-USA captures large, mid, and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries.  The index covers approximately 99% of the global equity opportunity set outside the US.  One can not invest directly in an index.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at November 30, 2014

Shares		Value

COMMON STOCKS: 60.0%

Banks: 2.5%
59,723	Banco Santander
	SA – ADR	$531,535

Capital Markets: 8.6%
17,681	AllianceBernstein
	Holding LP	474,558
11,792	Apollo Global
	Management, LLC	288,196
18,253	The Blackstone
	Group LP	611,841
18,903	KKR & Co. LP	421,159
		1,795,754
Chemicals: 1.4%
3,680	LyondellBasell
	Industries NV	290,205

Commercial Services & Supplies: 2.2%
27,015	RR Donnelley
	& Sons Co.	454,933

Diversified Telecommunication
Services: 3.3%
19,686	AT&T, Inc.	696,491

Gas Utilities: 1.6%
7,025	AmeriGas
	Partners LP	324,485

Hotels, Restaurants & Leisure: 2.3%
5,705	Cedar Fair LP	272,299
3,712	Darden
	Restaurants, Inc.	211,547
		483,846
Metals & Mining: 1.6%
37,938	Vale SA – ADR	341,821

Oil, Gas & Consumable Fuels: 12.3%
5,822	Atlas Pipeline
	Partners LP	191,195
6,430	BP PLC – ADR	252,828
28,597	Breitburn Energy
	Partners LP	377,766
17,057	Calumet
	Specialty Products
	Partners LP	446,893
36,306	Capital Product
	Partners LP	283,913
3,068	Energy Transfer
	Partners LP	199,942
7,886	Legacy Reserves LP	140,607
20,425	Linn Energy, LLC	372,756
19,074	Ship Finance
	International Ltd.	316,628
		2,582,528
Pharmaceuticals: 11.7%
5,563	Abbvie, Inc.	384,959
8,109	AstraZeneca
	PLC – ADR	601,444
8,701	Bristol-Myers
	Squibb Co.	513,794
4,007	Eli Lilly & Co.	272,957
7,608	GlaxoSmithKline
	PLC – ADR	353,392
5,264	Merck & Co., Inc.	317,946
		2,444,492
Thrifts & Mortgage Finance: 2.3%
25,192	Home Loan Servicing
	Solutions Ltd.	492,252

Tobacco: 10.2%
15,965	Altria Group, Inc.	802,401
10,037	Reynolds
	American, Inc.	661,539
31,211	Vector Group Ltd.	678,839
		2,142,779
TOTAL COMMON STOCKS
(Cost $11,850,493)		12,581,121

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at November 30, 2014 (Continued)

Shares		Value

REAL ESTATE INVESTMENT
TRUSTS: 20.4%
19,801	Agree Realty Corp.	$610,069
31,760	Capstead Mortgage
	Corp.	413,198
10,756	Corrections Corp.
	of America	389,905
34,524	Invesco Mortgage
	Capital, Inc.	570,682
68,322	MFA Financial, Inc.	572,538
11,968	New Senior
	Investment
	Group, Inc.	211,115
42,725	New York Mortgage
	Trust, Inc.	343,509
11,968	Newcastle
	Investment Corp.	58,763
17,534	NorthStar Realty
	Finance Corp.	320,346
13,443	Omega Healthcare
	Investors, Inc.	513,791
17,256	Physicians
	Realty Trust	266,778

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $4,019,737)		4,270,694

BUSINESS DEVELOPMENT
COMPANIES: 16.3%
67,355	Apollo Investment
	Corp.	555,005
45,904	Ares Capital Corp.	755,121
16,352	Main Street
	Capital Corp.	530,949
30,301	PennantPark
	Investment Corp.	336,038
71,852	Prospect Capital
	Corp.	677,565
30,366	Solar Capital Ltd.	558,127

TOTAL BUSINESS
DEVELOPMENT COMPANIES
(Cost $3,736,295)		3,412,805

SHORT-TERM INVESTMENTS: 3.5%

Money Market Fund: 3.5%
743,503	Invesco Treasury
	Portfolio, 0.01%1	743,503

TOTAL SHORT-TERM INVESTMENTS
(Cost $743,503)		743,503

TOTAL INVESTMENTS IN
SECURITIES: 100.2%
(Cost $20,350,028)		21,008,123
Liabilities in Excess
of Other Assets: (0.2)%		(34,781)
TOTAL NET ASSETS: 100.0%		$20,973,342

ADR – American Depositary Receipt
1  Seven-day yield as of November 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2014

Shares		Value

COMMON STOCKS: 96.6%

Air Freight & Logistics: 1.0%
12,660	Deutsche Post AG
	(Germany)	$420,552

Airlines: 2.2%
30,600	Japan Airlines Co.
	Ltd. (Japan)	899,583

Auto Components: 2.4%
1,400	Magna International,
	Inc. (Canada)	149,733
6,730	Valeo SA (France)	828,059
		977,792
Automobiles: 5.1%
18,500	Mazda Motor
	Corp. (Japan)	477,713
10,390	Tata Motors Ltd. –
	ADR (India)	474,407
17,800	Toyota Motor
	Corp. (Japan)	1,096,654
		2,048,774
Banks: 16.7%
1,239,000	Agricultural Bank of
	China Ltd. (China)	587,927
831,200	Bank Negara
	Indonesia Persero
	Tbk PT (Indonesia)	410,356
1,945,000	Bank of China
	Ltd. (China)	1,003,190
936,200	Bank Rakyat
	Indonesia Persero
	Tbk PT (Indonesia)	884,112
6,300	Canadian Imperial
	Bank of Commerce
	(Canada)	586,696
45,000	DBS Group Holdings
	Ltd. (Singapore)	684,239
67,390	Dubai Islamic Bank
	PJSC (United
	Arab Emirates)	138,521
103,500	Kasikornbank PCL
	(Thailand)	778,575
77,600	Mitsubishi UFJ
	Financial Group,
	Inc. (Japan)	448,677
19,860	Natixis SA (France)	140,317
10,300	Royal Bank of
	Canada (Canada)	749,058
731,447	Taishin Financial
	Holding Co. Ltd.
	(Taiwan, Province
	of China)	339,164
		6,750,832
Beverages: 3.3%
8,370	Anheuser-Busch
	InBev NV
	(Belgium)	983,115
32,530	Britvic PLC (United
	Kingdom)	337,139
		1,320,254
Biotechnology: 1.6%
5,310	Actelion Ltd.
	(Switzerland)	631,430

Building Products: 1.6%
1,820	Geberit AG
	(Switzerland)	634,010

Capital Markets: 1.4%
82,060	3i Group PLC
	(United Kingdom)	569,113

Chemicals: 0.5%
4,650	Yara International
	ASA (Norway)	197,720

Communications Equipment: 0.3%
25,370	Pace PLC
	(United Kingdom)	142,503

Construction & Engineering: 0.3%
7,250	Leighton Holdings
	Ltd. (Australia)	124,182

Diversified Consumer Services: 1.2%
71,500	Kroton Educacional
	SA (Brazil)	494,205

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2014 (Continued)

Shares		Value

Diversified Financial Services: 2.3%
152,100	FirstRand Ltd.
	(South Africa)	$682,577
7,900	Zenkoku Hosho
	Co. Ltd. (Japan)	236,571
		919,148
Diversified Telecommunication
Services: 2.0%
16,260	Telkom SA SOC
	Ltd. – ADR
	(South Africa)*	404,061
81,280	Telstra Corp. Ltd.
	(Australia)	393,526
		797,587
Electrical Equipment: 1.0%
10,700	Vestas Wind Systems
	A/S (Denmark)*	394,117
Electronic Equipment, Instruments
& Components: 0.9%
33,110	Halma PLC
	(United Kingdom)	346,512

Food Products: 1.7%
8,520	Aryzta AG
	(Switzerland)	679,836

Health Care Equipment
& Supplies: 1.0%
3,620	Essilor International
	SA (France)	406,468

Hotels, Restaurants & Leisure: 0.5%
5,455	Betsson AB
	(Sweden)*	194,964

Household Durables: 5.6%
20,220	Berkeley Group
	Holdings PLC
	(United Kingdom)	810,758
88,800	Haseko Corp. (Japan)	738,286
29,200	Persimmon PLC
	(United Kingdom)*	699,213
		2,248,257
Household Products: 0.7%
4,600	Pigeon Corp. (Japan)	283,250

Insurance: 9.4%
4,710	Allianz SE
	(Germany)	810,857
131,360	Insurance Australia
	Group Ltd.
	(Australia)	712,000
41,720	Prudential PLC
	(United Kingdom)	1,008,787
91,620	Sanlam Ltd.
	(South Africa)	605,574
7,810	Swiss Re AG
	(Switzerland)	667,639
		3,804,857
Internet & Catalog Retail: 0.5%
9,600	Vipshop Holdings
	Ltd. – ADR (China)*	219,456

Internet Software & Services: 0.9%
7,910	United Internet
	AG (Germany)	348,431

Metals & Mining: 0.8%
38,000	Dowa Holdings Co.
	Ltd. (Japan)	314,333

Oil, Gas & Consumable Fuels: 7.1%
7,260	Caltex Australia
	Ltd. (Australia)	186,870
27,750	Royal Dutch
	Shell PLC
	(United Kingdom)	924,349
14,960	Sasol Ltd.
	(South Africa)	624,012
14,500	Suncor Energy,
	Inc. (Canada)	457,888
12,320	Total SA (France)	689,219
		2,882,338
Pharmaceuticals: 4.8%
9,160	Novartis AG
	(Switzerland)	886,375
11,990	Orion OYJ (Finland)	411,191
8,750	Shire PLC (Ireland)	622,833
		1,920,399

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2014 (Continued)

Shares		Value

Real Estate Management
& Development: 2.3%
50,000	Cheung Kong
	Holdings Ltd.
	(Hong Kong)	$917,443

Road & Rail: 2.5%
14,200	Canadian National
	Railway Co.
	(Canada)	1,008,715

Semiconductors & Semiconductor
Equipment: 2.2%
5,000	Hermes Microvision,
	Inc. (Taiwan,
	Province of China)	237,499
15,240	SK Hynix, Inc.
	(Republic of Korea)*	660,934
		898,433
Specialty Retail: 0.7%
2,110	Signet Jewelers Ltd.
	(Bermuda)	276,326

Textiles, Apparel & Luxury
Goods: 2.6%
203,000	ANTA Sports
	Products Ltd.
	(China)	420,384
7,330	Pandora A/S
	(Denmark)	650,472
		1,070,856
Thrifts & Mortgage Finance: 0.8%
9,500	Genworth MI
	Canada, Inc.
	(Canada)	343,030

Trading Companies &
Distributors: 6.5%
18,860	AerCap Holdings NV
	(Netherlands)*	835,688
42,520	Ashtead Group PLC
	(United Kingdom)	700,032
31,300	ITOCHU Corp.
	(Japan)	360,155
116,500	Marubeni Corp.
	(Japan)	734,338
		2,630,213
Wireless Telecommunication
Services: 2.2%
16,500	China Mobile Ltd.
	(Hong Kong)	203,291
10,800	KDDI Corp. (Japan)	691,768
		895,059
TOTAL COMMON STOCKS
(Cost $37,948,319)		39,010,978

SHORT-TERM INVESTMENTS: 2.1%

Money Market Fund: 2.1%
861,237	Invesco Treasury
	Portfolio (United
	States), 0.01%1	861,237

TOTAL SHORT-TERM INVESTMENTS
(Cost $861,237)		861,237

TOTAL INVESTMENTS
IN SECURITIES: 98.7%
(Cost $38,809,556)		39,872,215
Other Assets in Excess
of Liabilities: 1.3%		512,479
TOTAL NET ASSETS: 100.0%		$40,384,694

ADR – American Depositary Receipt
*	Non-income producing security.
1	Seven-day yield as of November 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2014 (Continued)

Percent
of Total
Country	Net Assets
Australia	3.5%
Belgium	2.4%
Bermuda	0.7%
Brazil	1.2%
Canada	8.2%
China	5.5%
Denmark	2.6%
Finland	1.0%
France	5.1%
Germany	3.9%
Hong Kong	2.8%
India	1.2%
Indonesia	3.2%
Ireland	1.5%
Japan	15.6%
Republic of Korea	1.6%
Netherlands	2.1%
Norway	0.5%
Singapore	1.7%
South Africa	5.7%
Sweden	0.5%
Switzerland	8.7%
Taiwan, Province of China	1.4%
Thailand	1.9%
United Arab Emirates	0.4%
United Kingdom	13.7%
Cash & Equivalents*	3.4%
Total	100.0%

*  Includes other assets in excess of liabilities.

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

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MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2014

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
ASSETS
Investments in securities, at value
(Cost $20,350,028 and $38,809,556, respectively)	$21,008,123	$39,872,215
Foreign currency, at value
(Cost $— and $553,674, respectively)	—	550,283
Receivables:
Fund shares sold	25,200	23,398
Dividends and interest	37,471	54,576
Prepaid expenses	18,170	950
Total assets	21,088,964	40,501,422

LIABILITIES
Payables:
Due to custodian	50,000	43,589
Fund shares redeemed	—	59
Investment advisory fees, net	2,441	8,756
Administration fees	7,178	5,916
Transfer agent fees	5,394	3,036
Fund accounting fees	5,147	5,948
Custody fees	1,500	9,600
Chief Compliance Officer fees	1,518	2,023
Shareholder servicing fees	10,726	—
Trustee fees	1,040	1,076
Distribution fees – Investor Class	137	—
Other accrued expenses	30,541	36,725
Total liabilities	115,622	116,728
NET ASSETS	$20,973,342	$40,384,694

COMPONENTS OF NET ASSETS
Paid-in capital	$19,568,835	$40,404,518
Undistributed (accumulated) net
investment income (loss)	(142,745)	386,170
Accumulated net realized gain (loss) on
investments and foreign currency transactions	889,157	(1,461,742)
Net unrealized appreciation on investments	658,095	1,062,659
Net unrealized depreciation on foreign
currency and translation of other assets
and liabilities in foreign currency	—	(6,911)
Net assets	$20,973,342	$40,384,694

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2014 (Continued)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Institutional Class:
Net assets	$20,235,032
Shares of beneficial interest issued and outstanding	1,009,643
Net asset value, offering and redemption price per share	$20.04

Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Investor Class:
Net assets	$738,310
Shares of beneficial interest issued and outstanding	36,863
Net asset value, offering and redemption price per share	$20.03

Net Asset Value (unlimited shares authorized):
McKinley Non-U.S. Core Growth Fund Y Class:
Net assets		$40,384,694
Shares of beneficial interest issued and outstanding		2,011,303
Net asset value, offering and redemption price per share		$20.08

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF OPERATIONS For the Year/Period Ended November 30, 2014

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund*
INVESTMENT INCOME
Income
Dividends (net of $11,786 and $81,646
foreign withholding tax, respectively)	$1,026,017	$614,625
Interest	72	68
Total investment income	1,026,089	614,693

EXPENSES
Investment advisory fees	153,654	190,530
Administration fees	40,098	20,674
Transfer agent fees	30,776	12,033
Fund accounting fees	29,580	20,783
Shareholder servicing fees	28,810	—
Audit fees	24,022	22,600
Registration fees	23,342	6,009
Reports to shareholders	11,602	15,273
Chief Compliance Officer fees	9,206	7,082
Miscellaneous expenses	8,711	4,268
Custody fees	6,743	34,590
Trustee fees	5,468	4,107
Legal fees	5,231	6,505
Insurance expense	2,536	—
Distribution fees – Investor Class	1,313	—
Total expenses	381,092	344,454
Less: fees waived	(149,298)	(153,924)
Net expenses	231,794	190,530
Net investment income	794,295	424,163

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
and foreign currency	341,662	(1,499,735)
Net change in net unrealized appreciation (depreciation)
on investments	(13,641)	1,062,659
Net change in net unrealized depreciation
on foreign currency and translation of
other assets and liabilities in foreign currency	—	(6,911)
Net realized and unrealized
gain (loss) on investments and foreign currency	328,021	(443,987)
Net increase (decrease) in net assets
resulting from operations	$1,122,316	$(19,824)

*  Fund commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30,	November 30,
	2014	2013*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$794,295	$432,198
Net realized gain (loss) on investments
and foreign currency	341,662	(348,382)
Net change in unrealized appreciation (depreciation)
on investments	(13,641)	671,736
Net increase in net assets
resulting from operations	1,122,316	755,552

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(781,340)	(415,676)
Investor Class	(18,467)	(5,184)
	(799,807)	(420,860)
From net realized gain
Institutional Class	(769,042)	—
Investor Class	(20,744)	—
	(789,786)	—
Total distributions to shareholders	(1,589,593)	(420,860)

CAPITAL SHARE TRANSACTIONS
Net increase from capital share
transactions – Institutional Class(1)	4,908,822	15,437,863
Net increase from capital share
transactions – Investor Class(1)	524,802	234,440
Total increase in net assets from
capital share transactions	5,433,624	15,672,303
Total increase in net assets	4,966,347	16,006,995

NET ASSETS
Beginning of year/period	16,006,995	—
End of year/period	$20,973,342	$16,006,995
Accumulated net investment loss	$(142,745)	$(67,151)

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)  Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	November 30, 2014		November 30, 2013*
	Shares	Value	Shares	Value
Institutional Class
Shares sold	187,443	$3,895,571	753,165	$15,054,159
Shares issued
in reinvestment
of distribution	75,026	1,549,465	21,415	415,676
Shares redeemed	(25,822)	(536,214)	(1,584)	(31,972)
Net increase	236,647	$4,908,822	772,996	$15,437,863

	Year Ended		Period Ended
	November 30, 2014		November 30, 2013*
	Shares	Value	Shares	Value
Investor Class
Shares sold	32,323	$662,571	11,581	$232,070
Shares issued
in reinvestment
of distribution	1,636	33,815	178	3,460
Shares redeemed	(8,800)	(171,584)	(55)	(1,090)
Net increase	25,159	$524,802	11,704	$234,440

 *  Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30,
2014*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$424,163
Net realized loss on investments and foreign currency	(1,499,735)
Net change in unrealized appreciation on investments	1,062,659
Net change in net unrealized depreciation on foreign currency
and translation of other assets and liabilities in foreign currency	(6,911)
Net decrease in net assets resulting from operations	(19,824)

CAPITAL SHARE TRANSACTIONS
Net increase from capital share transactions – Y Class(1)	40,404,518
Total increase in net assets	40,384,694

NET ASSETS
Beginning of period	—
End of period	$40,384,694
Undistributed net investment income	$386,170

(1)  Summary of capital share transactions is as follows:

	Period Ended
	November 30, 2014*
	Shares	Value
Y Class
Shares sold	2,318,812	$46,610,041
Shares issued in reinvestment of distribution	—	—
Shares redeemed	(307,509)	(6,205,523)
Net increase	2,011,303	$40,404,518

*  Fund commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Institutional Class
	Year Ended	Period Ended
	November 30,	November 30,
	2014	2013*
Net asset value, beginning of year/period	$20.40	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.86 **	0.59	***
Net realized and unrealized gain on investments	0.59	0.38
Total from investment operations	1.45	0.97

LESS DISTRIBUTIONS
From net investment income	(0.94)	(0.57)
From net realized gain	(0.87)	—
Total distributions	(1.81)	(0.57)
Net asset value, end of year/period	$20.04	$20.40
Total return	7.09%	5.04	%^

SUPPLEMENTAL DATA
Net assets, end of year/period (millions)	$20.2	$15.8
Portfolio turnover rate	34%	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.98%	2.45	%+
After fees waived	1.20%	1.20	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	3.36%	3.18	%+
After fees waived	4.14%	4.43	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Investor Class
	Year Ended	Period Ended
	November 30,	November 30,
	2014	2013*
Net asset value, beginning of year/period	$20.39	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.81 **	0.55	***
Net realized and unrealized gain on investments	0.59	0.39
Total from investment operations	1.40	0.94

LESS DISTRIBUTIONS
From net investment income	(0.89)	(0.55)
From net realized gain	(0.87)	—
Total distributions	(1.76)	(0.55)
Net asset value, end of year/period	$20.03	$20.39
Total return	6.86%	4.88	%^

SUPPLEMENTAL DATA
Net assets, end of year/period (millions)	$0.7	$0.2
Portfolio turnover rate	34%	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.23%	2.70	%+
After fees waived	1.45%	1.45	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	3.15%	3.29	%+
After fees waived	3.93%	4.54	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Y Class
	Period Ended
	November 30,
	2014*

Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.22	**
Net realized and unrealized loss on investments	(0.14)
Total from investment operations	0.08
Net asset value, end of period	$20.08
Total return	0.40	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$40.4
Portfolio turnover rate	61	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.54	%+
After fees waived	0.85	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	1.20	%+
After fees waived	1.89	%+

*	Fund commenced operations on April 30, 2014.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014

NOTE 1 – ORGANIZATION

The McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The McKinley Diversified Income Fund commenced operations on March 27, 2013.  The McKinley Non-U.S. Core Growth Fund commenced operations on April 30, 2014.

The McKinley Diversified Income Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The McKinley Non-U.S. Core Growth Fund offers only Y Class shares.  Y Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.

The investment objective of the McKinley Diversified Income Fund is to seek substantial current income and long-term capital appreciation.  The investment objective of the McKinley Non-U.S. Core Growth Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade,

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ net assets as of November 30, 2014. See the Schedules of Investments for industry breakouts:

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

McKinley Diversified Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$12,581,121	$—	$—	$12,581,121
Real Estate
Investment Trusts	4,270,694	—	—	4,270,694
Business Development
Companies	3,412,805	—	—	3,412,805
Short-Term
Investments	743,503	—	—	743,503
Total Investments
in Securities	$21,008,123	$—	$—	$21,008,123

McKinley Non-U.S. Core Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$39,010,978	$—	$—	$39,010,978
Short-Term
Investments	861,237	—	—	861,237
Total Investments
in Securities	$39,872,215	$—	$—	$39,872,215

The Funds record transfers at the end of each reporting period. The Funds did not have transfers into or out of Levels 1, 2, or 3 for the year/period ended November 30, 2014.
B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At November 30, 2014, the Funds did not defer any late year losses.  For the period ended November 30, 2014, the McKinley Non-U.S. Core Growth Fund had $1,455,864 in capital loss carryover available for federal income tax purposes, which do not expire and retain their original character as short-term losses.  The McKinley Diversified Income Fund did not have any capital loss carryover.

As of November 30, 2014, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of November 30, 2014, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the McKinley Diversified Income Fund normally are declared and paid at least quarterly.  Distributions to shareholders from net investment income for the McKinley Non-U.S. Core Growth Fund normally are declared and paid annually.  Distributions to shareholders from net realized gains on securities for each Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, each Fund expects the risk of loss to be remote.

I.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

have no effect on net assets or net asset value per share.  For the year ended November 30, 2014, the McKinley Diversified Income Fund increased accumulated net realized gain on investments and foreign currency transactions $354,771, increased accumulated net investment loss $70,082, and decreased paid-in capital $284,689.  For the period ended November 30, 2014, the McKinley Non-U.S. Core Growth Fund decreased accumulated net realized loss on investments and foreign currency transactions $37,993 and decreased undistributed net investment income $37,993.

J.
Subsequent Events.  In preparing these financial statements, each Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds declared distributions from net investment income and net realized gains on securities payable on December 30, 2014, to shareholders of record on December 29, 2014.  The distribution amounts for each Fund were as follows:

	Net
	Investment	Long-Term
	Income	Capital Gain
McKinley Diversified Income	$523,129	$12,714
Fund – Institutional Class	($0.52 per share)	($0.01 per share)

McKinley Diversified Income	$19,218	$477
Fund – Investor Class	($0.51 per share)	($0.01 per share)

McKinley Non-U.S.	$505,958	$—
Core Growth Fund	($0.25 per share)	($— per share)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McKinley Capital Management, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% for the McKinley Diversified Income Fund and 0.85% for the McKinley Non-U.S. Core Growth Fund based upon the average daily net assets of each Fund. For the year/period ended November 30, 2014, the McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund incurred $153,654 and $190,530 in advisory fees, respectively.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to limit the McKinley Diversified Income Fund’s annual ratio of expenses to 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively, of each Class’s average daily net assets.  The Adviser has contractually agreed to limit the McKinley Non-U.S. Core Growth Fund’s annual ratio of expenses to 0.85% for the Y Class. The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year/period ended November 30, 2014, the amount that exceeded the ratio of expenses was $149,298 and $153,924 for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund, respectively.

Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  At November 30, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the McKinley Diversified Income Fund that may be reimbursed was $270,645. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

McKinley Diversified Income Fund

Year of Expiration	Amount
November 30, 2016	$121,347
November 30, 2017	$149,298

The annual ratio of expenses for the McKinley Non-U.S. Core Growth Fund is currently contractually limited to the same ratio as the Advisory fee; therefore, the amounts waived cannot be reimbursed to the Adviser.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports, and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent, and accountants; coordinates the preparation and payment of each Fund’s expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the year/period ended November 30, 2014, are disclosed in the Statements of Operations.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The McKinley Diversified Income Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Investor Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Investor Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.15% of each Class’s average daily net assets.  The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended November 30, 2014, the distribution fees and shareholder servicing fees incurred by the McKinley Diversified Income Fund are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Diversified Income Fund for the year ended November 30, 2014, were $11,371,098 and $6,245,582, respectively. The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Non-U.S. Core Growth Fund for the period ended November 30, 2014, were $63,782,249 and $24,331,534, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year/period ended November 30, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended November 30, 2014, and the period ended November 30, 2013, by the McKinley Diversified Income Fund, was as follows:

	Year Ended	Period Ended
	November 30, 2014	November 30, 2013
Ordinary income	$873,562	$420,860
Long-Term Gain	$716,031	$ —

The McKinley Non-U.S. Core Growth Fund did not have distributions in the period ended November 30, 2014.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2014 (Continued)

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at November 30, 2014, were as follows:

McKinley Diversified Income Fund

Cost of investments	$19,481,825
Gross tax unrealized appreciation	3,245,372
Gross tax unrealized depreciation	(1,719,074)
Net tax unrealized appreciation	1,526,298
Undistributed ordinary income	—
Undistributed long-term capital gain	13,190
Total distributable earnings	13,190
Other accumulated losses	(134,981)
Total accumulated gains	$1,404,507

McKinley Non-U.S. Core Growth Fund

Cost of investments	$38,896,014
Gross tax unrealized appreciation	2,513,675
Gross tax unrealized depreciation	(1,537,474)
Net tax unrealized appreciation	976,201
Undistributed ordinary income	466,750
Undistributed long-term capital gain	—
Total distributable earnings	466,750
Other accumulated losses	(1,462,775)
Total accumulated gains (losses)	$(19,824)

MCKINLEY CAPITAL FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
McKinley Capital Funds and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund, each a series of Professionally Managed Portfolios (the Trust), including the schedules of investments, as of November 30, 2014, and with respect to McKinley Diversified Income Fund, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 27, 2013 (commencement of operations) to November 30, 2013, and with respect to McKinley Non-U.S. Core Growth Fund, the related statements of operations, changes in net assets and the financial highlights for the period April 30, 2014 (commencement of operations) to November 30, 2014.  These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund as of November 30, 2014, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2015

MCKINLEY CAPITAL FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	2	Director, PNC
(born 1943)	and	Term;	Talon Industries,		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	Inc. (business
Fund Services, LLC		May	consulting);
2020 E. Financial Way		1991.	formerly, Executive
Suite 100			Vice President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	2	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The Univ. of
Fund Services, LLC		May	Officer, Rockefeller		Virginia Law
2020 E. Financial Way		1991.	Trust Co., (prior		School Fdn.
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

MCKINLEY CAPITAL FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	2	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion Funds.
Fund Services, LLC		September	formerly, Senior
2020 E. Financial Way		2011.	Vice President and
Suite 100			Chief Financial
Glendora, CA 91741			Officer (and other
positions), U.S.
Bancorp Fund
Services, LLC
1997-2013.

Carl A. Froebel	Trustee	Indefinite	Formerly President	2	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant,	2	Independent
(born 1950)		Term;	since July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers
Fund Services, LLC		May	Vice President,		Funds; Trustee,
2020 E. Financial Way		1991.	Investment		Managers AMG
Suite 100			Company		Funds, Aston
Glendora, CA 91741			Administration,		Funds; Advisory
			LLC (mutual fund		Board Member,
			administrator).		Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

MCKINLEY CAPITAL FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, (and
615 East Michigan St.		2011.	other positions)
Milwaukee, WI 53202	Anti-	Indefinite	U.S. Bancorp Fund
	Money	Term;	Services, LLC
	Laundering	Since	since August 2004.
	Officer	July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

MCKINLEY CAPITAL FUNDS

FEDERAL TAX INFORMATION (Unaudited)

For the year ended November 30, 2014, McKinley Non-U.S. Core Growth Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code, with the exception to the foreign taxes paid in the United Kingdom.  The United Kingdom foreign taxes paid by the fund do not qualify to be passed through to the Fund’s shareholders.

Country	Gross Dividend	Taxes Withheld
Austria	$26,528	$3,979
Australia	43,608	0
Belgium	10,443	1,566
Brazil	24,764	0
Canada	53,535	8,030
Switzerland	13,833	2,075
China	42,179	4,218
Germany	55,981	3,610
France	50,655	7,598
United Kingdom	118,392	12,535
Hong Kong	56,826	0
Italy	78,253	11,738
Japan	40,470	4,047
South Korea	300	66
Cayman Islands	3,021	0
Norway	6,653	998
Russia	15,249	2,287
Singapore	10,309	0
Taiwan	14,443	7,395
South Africa	30,828	4,536

For the fiscal year/period ended November 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

McKinley Diversified Income Fund	96.75%
McKinley Non-U.S. Core Growth Fund	—%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended November 30, 2014, was as follows:

McKinley Diversified Income Fund	65.46%
McKinley Non-U.S. Core Growth Fund	—%

MCKINLEY CAPITAL FUNDS

FEDERAL TAX INFORMATION (Unaudited) (Continued)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

McKinley Diversified Income Fund	8.44%
McKinley Non-U.S. Core Growth Fund	—%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCKINLEY CAPITAL FUNDS

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (888) 458-1963 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at http://mckinleycapitalfunds.com.

MCKINLEY CAPITAL FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
McKINLEY CAPITAL MANAGEMENT, LLC
3301 C Street, Suite 500
Anchorage, AK  99503

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

McKinley Diversified Income Fund
	Ticker	CUSIP
Institutional Shares	MCDNX	74316J425
Investor Shares	MCDRX	74316J417

McKinley Non-U.S. Core Growth Fund
	Ticker	CUSIP
Y Class Shares	MCNUX	74316J250

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal periods.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

McKinley Diversified Income Fund

	FYE 11/30/2014	FYE 11/30/2013
Audit Fees	$20,00	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

McKinley Non-U.S. Core Growth Fund

FYE 11/30/2014
Audit Fees	$20,000
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2014	FYE 11/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two periods.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2014	FYE 11/30/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     January 28, 2015

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     January 29, 2015

* Print the name and title of each signing officer under his or her signature.